Share-based compensation - Summary of Weighted Average Assumptions of RSU Plan Units Under Equity Method (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected forfeiture rate	0.60%	0.00%
Restricted share unit plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average fair value of units granted (per unit)	$ 0.55	$ 2.77
Expected life of units (years)	3.0	3.0
Expected forfeiture rate	0.60%	1.00%